UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FROM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  December 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		M.A. Greenwood & Associates, Inc.
Address:		Post Office Box 4278
		Fayetteville, Arkansas 72702

13F File Number:	28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting manager:

Name:	Mary Ann Greenwood
Title:	President
Phone:	501-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas  February 15, 2000

Report Type (check only one.):
[X]	13F HOLDINGS REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:	0
Form 13F Information Table Entry Total:	65
Form 13F Information Table Value Total:	$161,164
List of Other Included Managers:	None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO ADR                   COM              000937102      659    26052 SH       SOLE                    20902              5150
AT&T Corp                      COM              001957109     3515    69178 SH       SOLE                    54045             15133
Adaptec                        COM              00651F108      365     7315 SH       SOLE                     5990              1325
Airborne Freight Corp          COM              009266107      454    20650 SH       SOLE                    17500              3150
Alltel Corp.                   COM              020039103      492     5946 SH       SOLE                     5546               400
American Express               COM              025816109     4742    28525 SH       SOLE                    23170              5355
Associates First Cap           COM              046008108     1143    41646 SH       SOLE                    33766              7880
Baldor Electric                COM              057741100      450    24812 SH       SOLE                    21608              3204
Bank of America Corp           COM              060505104     1334    26575 SH       SOLE                    22225              4350
Black & Decker                 COM              091797100      788    15090 SH       SOLE                    12565              2525
Boeing Company                 COM              097023105     2659    64158 SH       SOLE                    52264             11894
Bristol Myers Squibb           COM              110122108     1822    28380 SH       SOLE                    23980              4400
Caterpillar, Inc.              COM              149123101     2365    50258 SH       SOLE                    40438              9820
Chase Manhattan                COM              16161A108     2969    38215 SH       SOLE                    32105              6110
Coca-Cola                      COM              191216100     1905    32704 SH       SOLE                    26209              6495
DaimlerChrysler AG             COM              D1668R123      559     7167 SH       SOLE                     5667              1500
Deere & Co                     COM              244199105     1141    26300 SH       SOLE                    21800              4500
Diebold, Inc.                  COM              253651103     1255    53390 SH       SOLE                    44640              8750
Disney, (Walt) Co              COM              254687106     2658    90870 SH       SOLE                    73745             17125
DuPont deNemours               COM              263534109     2383    36181 SH       SOLE                    29991              6190
Eastman Kodak                  COM              277461109     1570    23703 SH       SOLE                    18808              4895
Equant ADR                     COM              294409107     1070     9550 SH       SOLE                     7100              2450
Exxon Mobil Corp               COM              30231G102     3740    46429 SH       SOLE                    35751             10678
FedEx Corp                     COM              31304N107     2829    69105 SH       SOLE                    57445             11660
Ford Motor Co                  COM              345370100     2344    43960 SH       SOLE                    36410              7550
General Electric               COM              369604103     9070    58609 SH       SOLE                    46921             11688
General Motors                 COM              370442105     1720    23658 SH       SOLE                    18558              5100
Goodyear Tire                  COM              382550101      378    13480 SH       SOLE                    10830              2650
Halliburton Co                 COM              406216101      982    24400 SH       SOLE                    21000              3400
Hewlett-Packard                COM              428236103     3340    29364 SH       SOLE                    23724              5640
Hillenbrand Inds               COM              431573104      410    12925 SH       SOLE                     9575              3350
Int'l Business Mach            COM              459200101     5698    52819 SH       SOLE                    43809              9010
Intel Corp                     COM              458140100     6980    84793 SH       SOLE                    69518             15275
International Paper            COM              460146103     1268    22462 SH       SOLE                    18162              4300
Intimate Brands                COM              461156101      215     4987 SH       SOLE                     3832              1155
Ionics, Inc.                   COM              462218108      811    28820 SH       SOLE                    23300              5520
Johnson & Johnson              COM              478160104     3071    32931 SH       SOLE                    27516              5415
Kroll-O'Gara                   COM              501050108      301    18265 SH       SOLE                    14965              3300
Lucent Technologies            COM              549463107     7228    96376 SH       SOLE                    76496             19880
MCI WorldCom, Inc.             COM              55268B106     2567    48378 SH       SOLE                    39659              8719
Matsushita Elec ADR            COM              576879209     2365     8475 SH       SOLE                     6875              1600
McDonalds Corp                 COM              580135101     2674    66328 SH       SOLE                    54838             11490
Medtronic Inc.                 COM              585055106      437    12000 SH       SOLE                    12000
Merck                          COM              589331107     4153    61809 SH       SOLE                    50879             10930
Motorola, Inc.                 COM              620076109     4016    27273 SH       SOLE                    22258              5015
Nike Inc                       COM              654106103      811    16358 SH       SOLE                    13278              3080
Nokia ADS                      COM              654902204     3927    20555 SH       SOLE                    17490              3065
Oracle Systems                 COM              68389X105      248     2212 SH       SOLE                     2212
Procter & Gamble               COM              742718109     4871    44460 SH       SOLE                    37030              7430
Royal Dutch Pet ADR            COM              780257804     2862    47265 SH       SOLE                    38025              9240
Royal Phil Elec ADR            COM              500472204     4564    33804 SH       SOLE                    28022              5782
SAP AG ADR                     COM              803054204     1387    26645 SH       SOLE                    20795              5850
SBC Communications             COM              78387G103     1458    29911 SH       SOLE                    24496              5415
Schlumberger Inc               COM              806857108     1001    17835 SH       SOLE                    15235              2600
Sony Corp ADR                  COM              835699307     7894    27723 SH       SOLE                    22303              5420
Southwestern Energy            COM              845467109      336    51128 SH       SOLE                    11728             39400
Texaco Inc                     COM              881694103      571    10519 SH       SOLE                     8665              1854
Titanium Metals                COM              888339108       99    22000 SH       SOLE                    18750              3250
Tyco International             COM              902124106     4304   110362 SH       SOLE                    90312             20050
Tyson Foods Cl A               COM              902494103     6261   385283 SH       SOLE                   227513            157769
USX-U. S. Steel                COM              90337T101      435    13175 SH       SOLE                    10045              3130
Unilever                       COM              904784709      341     6268 SH       SOLE                     5433               835
Union Carbide Corp             COM              905581104      693    10375 SH       SOLE                     8675              1700
United Technologies            COM              913017109     3839    59054 SH       SOLE                    46094             12960
Wal-Mart Stores                COM              931142103    12370   178950 SH       SOLE                   134223             44727